[EV LOGO]

[PHOTO OF EARTH]

ANNUAL REPORT DECEMBER 31, 2002

[PHOTO OF ANCIENT STATUE]

EATON VANCE
EMERGING
MARKETS
FUND

[PHOTO OF CITY SCENE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Emerging Markets Fund Class A shares had a total return of 6.08% for the year ended December 31, 2002. That return was the result of an increase in net asset value per share (NAV) from $10.85 on December 31, 2001 to $11.51 on December 31, 2002.(1)

The Fund's Class B shares had a total return of 5.18% during the year ended December 31, 2002. This return resulted from an increase in NAV from $10.61 on December 31, 2001 to $11.16 on December 31, 2002.(1)

For comparison, the Morgan Stanley Capital International Emerging Markets Free Index - an unmanaged index of common stocks traded in the emerging markets - had a total return of -6.17% during the same period.(2)

EMERGING MARKETS FACED MANY CHALLENGES IN 2002...

In 2002, global emerging markets struggled against a lingering worldwide bear market. U.S. markets suffered through their sharpest stock market declines since the 1970s. Similarly, markets in Europe, Japan and Hong Kong recorded another year of double digit losses. Across the globe, markets wrestled with threats of war, stagnant growth and demand, and a continuing deflation of the technology bubble. In Latin America, local crises, coupled with global events, deepened the region's continuing financial crisis. In Asia, stock suffered from sluggish regional economies and were dragged lower by U.S. market declines.

GROWTH RATES AND VALUATION LEVELS, COMBINED, MAKE GLOBAL EMERGING MARKETS AN ASSET CLASS TO WATCH...

The growth potential of some emerging market countries has become quite clear. China's economy, for example, has grown at over 7% per year, compounded over the last 20 years. This is the fastest rate of growth that has been sustained in so large an economy. Additionally, valuation levels of global emerging markets, as a group, are relatively low when compared to developed economies.

Hence, global emerging markets offer low valuations with the potential for growth. We believe emerging markets offer compelling growth opportunities. As an asset class, we feel, emerging markets deserve heightened investor attention.



                             Sincerely,

                             /s/ Thomas E. Faust Jr

                             Thomas E. Faust Jr
                             President
                             January 28, 2003



FUND INFORMATION
AS OF DECEMBER 31, 2002

PERFORMANCE(3)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                  6.08%               5.18%
Five Years                               -0.78               -1.29
Life of Fund+                             2.55                1.93

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                                  0.00%               0.18%
Five Years                               -1.95               -1.69
Life of Fund+                             1.80                1.93

+Inception dates: Class A: 12/8/94; Class B: 11/30/94

TEN LARGEST HOLDINGS(4)
--------------------------------------------------------------------------------
Harmony Gold Mining                       4.2%
Hansabank                                 3.7
Gold Fields                               3.4
Sindo Ricoh                               3.1
China Insurance International Holdings    3.0
East Telekom GDR                          2.8
PT Telekomunikasi                         2.6
Samsung Fire & Marine Insurance           2.6
Fomento Economico Mexicano ADR            2.6
Siam Cement                               2.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) It is not possible to invest directly in an Index.
     (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. (4) Ten largest holdings account for 30.4% of the Portfolio's total net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002
MANAGEMENT DISCUSSION

[PHOTO OF HON. JACOB REES-MOGG]

Hon. Jacob Rees-Mogg
Portfolio Manager

AN INTERVIEW WITH THE HON. JACOB REES-MOGG, DIRECTOR, LLOYD GEORGE INVESTMENT MANAGEMENT, AND PORTFOLIO MANAGER OF EMERGING MARKETS PORTFOLIO.

Q:   Jacob, how did the Emerging Markets Portfolio fare this past year?

A: Portfolio returns fared quite well when compared to most equity market returns around the globe. The Fund's Class A Shares had an average annual total return of 6.08%, for the year ended December 31, 2002, while our benchmark, the MSCI Emerging Markets Free Index*, had a total return of -6.17%, for the same time period. Equity markets in both developed and developing markets had a very challenging year. Needless to say, we are pleased with the Fund's performance.

Q: There did not seem to be much good news coming from equity markets in 2002. What specific challenges did emerging markets face?

A: There were several challenges. First, emerging markets were mired in the continuing fall-out from U.S. and European technology market crashes. Despite hopes that a declining global interest rate environment would improve the markets' outlook, investors instead maintained a bearish sentiment amidst a sluggish global economy and falling corporate profits. Second, a string of high-profile corporate scandals in the United States eroded investor trust. And finally, the threat of U.S. military action against Iraq and renewed tension between the U.S. and North Korea produced investor uncertainty worldwide.

Q: What contributed to the success of the Portfolio in this investment environment?

A: The benefits of an actively managed portfolio were critical in last year's market climate. Our strategic view remained defensive, and we continued to take a long-term investment approach by looking for companies that can increase in value over time, regardless of short-term market fluctuations. We looked to identify these companies through sound balance sheets, good dividend yields and low p/e ratios. With so much uncertainty in the markets, it was important to stay disciplined in our stock selection process.

*It is not possible to invest directly in an Index.

FIVE LARGEST INDUSTRY WEIGHTINGS(1)
--------------------------------------------
By total net assets
Mining                              11.9%
Banks and Money Services            10.0%
Food & Beverages                     7.4%
Telephone-Integrated                 7.3%
Insurance                            5.6%

REGIONAL DISTRIBUTION(1)
-----------------------------------
By total investments
Asia                       47.7%
Latin America              14.4%
Eastern Europe             10.3%
South Africa                8.7%
Russia                      6.6%
India                       4.4%
Other                       7.9%

(1) Because the Portfolio is actively managed, Industry Weightings and Regional Distribution presented at 12/31/02 are subject to change.

Q: What emerging market countries benefitted the Portfolio most over the past year?

A: Throughout 2002 we sought to capitalize on the compelling consumption story inherent in Asia. China has grown its GDP at over 7%, compounded annually, for the last 20 years. Other Asian countries, including South Korea, Taiwan and Thailand, are achieving similar long-term growth rates. The Chinese government has undertaken sweeping reforms that have strengthened its economy and also stimulated robust inter-regional trade. South Korea's exports to China, for example, have just surpassed those to the United States. Similar to China, South Korea has benefitted from government reforms, rapidly growing domestic consumption and relatively inexpensive stock price valuations. To give an idea of the growing economic power of the east Asian region, the combined GDP for East Asia is $14 trillion, compared to $10 trillion for the United States.

Q:   What about Latin America?

A: The prospects for Latin America over the past year would have been challenging if all the region had to contend with was the United States downdraft. Unfortunately, the region had its own difficulties to sort through. Both Brazil and Argentina saw their currency valuations fall 35% and 70%, respectively, and were among the world's worst performing stock markets. Our Portfolio remained underweighted in Latin America, with the exception of Mexico. The Mexican economy, whose credit rating was raised to "investment grade" by Standard and Poor's in February, continues to be one of the most stable in the region. Mexico's advantage lies in the fact that its economy is linked closely with its largest trading partner, the United States.

Q: The top holding of the Portfolio, as of December 31, 2002, is a gold mining company. Is there any significance to this?

A: Our decision to hold gold mining companies in the Portfolio is significant on two fronts. First is our Portfolio's defensive stance. Gold mining companies have been beneficiaries of the current global uncertainty, as investors look for havens. Gold, historically, has been a haven and should continue to benefit as global economic and political uncertainly persists. Second, commodities in general have been benefitting from rising prices and easing credit tensions worldwide. Commodity prices are still low and should enjoy further increases as the global economy improves.

Q:   What is your outlook for the year ahead?

     We believe that the economies of developed nations should grow in 2003, but grow slowly. The economies of the United States and Europe may be overshadowed by the impending military action against Iraq and the ongoing war against Al-Qaeda. Against this background, we believe that Asia and global emerging markets will be among the most promising investments for 2003. China's strength should continue to play a more prominent role in the global economy with their consistent GDP growth and the continued wealth creation from an emerging consumer class. Emerging markets should also benefit from rising commodity prices. Russian oil companies, South African gold mines and Chilean copper companies are among the obvious beneficiaries. Again, China will be a growing factor in this demand for commodities as its wealth increases along with its requirements for resources.


     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MARKETS FUND CLASS B VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX*

 NOVEMBER 30, 1994 - DECEMBER 31, 2002

[CHART]

                                    EATON VANCE                 MSCI EMERGING
                               EMERGING MARKETS FUND            MARKETS FREE
             DATE                     CLASS B                      INDEX*
          11/30/1994                  10,000                       10,000
          12/31/1994                   9,960                      9196.96
           1/31/1995                   9,590                      8218.48
           2/28/1995                   9,660                      8007.63
           3/31/1995                   9,640                      8058.50
           4/30/1995                   9,820                      8420.02
           5/31/1995                  10,440                      8867.96
           6/30/1995                  10,450                      8894.19
           7/31/1995                  10,610                      9093.83
           8/31/1995                  10,480                      8879.63
           9/30/1995                  10,410                      8837.48
          10/31/1995                  10,100                      8499.18
          11/30/1995                   9,710                      8347.62
          12/31/1995                  10,050                      8717.85
           1/31/1996                  11,020                      9337.53
           2/29/1996                  11,420                      9189.07
           3/31/1996                  11,130                      9260.64
           4/30/1996                  11,890                      9630.90
           5/31/1996                  12,550                      9587.90
           6/30/1996                  12,580                      9647.77
           7/31/1996                  11,740                      8988.41
           8/31/1996                  12,110                      9218.48
           9/30/1996                  12,360                      9298.34
          10/31/1996                  12,270                      9050.35
          11/30/1996                  12,660                      9202.00
          12/31/1996                  12,903                      9243.62
           1/31/1997                  14,029                      9874.12
           2/28/1997                  14,699                     10296.99
           3/31/1997                  14,324                     10026.51
           4/30/1997                  14,405                     10044.22
           5/31/1997                  14,912                     10331.69
           6/30/1997                  15,794                     10884.61
           7/31/1997                  16,007                     11047.09
           8/31/1997                  14,253                      9641.36
           9/30/1997                  14,790                      9908.50
          10/31/1997                  12,822                      8282.64
          11/30/1997                  12,406                      7980.43
          12/31/1997                  12,454                      8172.74
           1/31/1998                  11,576                      7531.75
           2/28/1998                  13,029                      8317.88
           3/31/1998                  13,332                      8678.84
           4/30/1998                  13,416                      8584.30
           5/31/1998                  11,304                      7407.90
           6/30/1998                  10,059                      6630.84
           7/31/1998                  10,373                      6841.08
           8/31/1998                   7,414                      4863.05
           9/30/1998                   7,445                      5171.54
          10/31/1998                   7,592                      5716.11
          11/30/1998                   8,355                      6191.51
          12/31/1998                   8,355                      6101.78
           1/31/1999                   8,125                      6010.02
           2/28/1999                   8,083                      6067.92
           3/31/1999                   8,690                      6869.77
           4/30/1999                  10,007                      7719.18
           5/31/1999                   9,840                      7618.46
           6/30/1999                  11,021                      8543.47
           7/31/1999                  10,394                      8305.82
           8/31/1999                  10,540                      8384.15
           9/30/1999                  10,070                      8097.53
          10/31/1999                  10,760                      8268.67
          11/30/1999                  12,558                      9010.63
          12/31/1999                  15,173                     10159.32
           1/31/2000                  14,754                     10215.88
           2/29/2000                  15,361                     10354.06
           3/31/2000                  15,905                     10410.08
           4/30/2000                  13,991                      9424.24
           5/31/2000                  13,374                      9028.51
           6/30/2000                  14,148                      9331.53
           7/31/2000                  13,604                      8848.67
           8/31/2000                  14,022                      8886.23
           9/30/2000                  12,778                      8109.29
          10/31/2000                  11,962                      7520.71
          11/30/2000                  10,687                      6862.21
          12/31/2000                  11,220                      7027.23
           1/31/2001                  12,203                      7994.04
           2/28/2001                  11,586                      7367.42
           3/31/2001                  10,697                      6640.52
           4/30/2001                  11,147                      6967.85
           5/31/2001                  11,753                      7048.53
           6/30/2001                  11,419                      6901.38
           7/31/2001                  10,655                      6462.17
           8/31/2001                  10,739                      6397.38
           9/30/2001                   9,359                      5406.33
          10/31/2001                   9,589                      5741.60
          11/30/2001                  10,540                      6340.60
          12/31/2001                  11,095                      6843.47
           1/31/2002                  11,586                      7074.39
           2/28/2002                  12,098                      7189.07
           3/31/2002                  12,674                      7619.98
           4/30/2002                  13,186                      7668.12
           5/31/2002                  13,155                      7544.09
           6/30/2002                  12,506                      6976.08
           7/31/2002                  11,753                      6442.78
           8/31/2002                  11,764                      6541.23
           9/30/2002                  11,105                      5835.27
          10/31/2002                  11,293                      6214.39
          11/30/2002                  11,523                      6642.07
          12/31/2002                  11,670                      6421.14

PERFORMANCE                            CLASS A             CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                  6.08%               5.18%
Five Years                               -0.78               -1.29
Life of Fund+                             2.55                1.93

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                                  0.00%               0.18%
Five Years                               -1.95               -1.69
Life of Fund+                             1.80                1.93

+Inception dates: Class A: 12/8/94; Class B: 11/30/94



* Sources: Thomson Financial; Lipper, Inc. Investment operations commenced 11/30/94. The chart uses closest month-end after inception. For the period from 11/30/94-12/31/98, the MSCI Index data was calculated using gross dividends, without consideration for taxes; from 12/31/98-12/31/02, the Index data was calculated using dividends net of taxes. The calculation of dividends net of taxes was first available on 12/31/98. The Index line on the chart reflects that adjustment.

     The chart compares the Fund's total return with that of the Morgan Stanley Capital International Emerging Markets Free Index, a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. An investment in the Fund's Class A shares on 12/8/94 at net asset value would have been worth $12,250 on December 31, 2001; $11,546 including the 5.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $15,171,960)         $17,324,187
Receivable for Fund shares sold                73,870
Receivable from the Manager                       198
-----------------------------------------------------
TOTAL ASSETS                              $17,398,255
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   121,033
Payable to affiliate for Trustees' fees            47
Accrued expenses                               24,936
-----------------------------------------------------
TOTAL LIABILITIES                         $   146,016
-----------------------------------------------------
NET ASSETS                                $17,252,239
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $18,248,318
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,141,102)
Accumulated net investment loss                (7,204)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         2,152,227
-----------------------------------------------------
TOTAL                                     $17,252,239
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $10,343,410
SHARES OUTSTANDING                            898,783
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     11.51
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $11.51)      $     12.21
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 6,908,829
SHARES OUTSTANDING                            618,811
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
   beneficial interest outstanding)       $     11.16
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $32,033)             $ 257,432
Interest allocated from Portfolio             6,722
Expenses allocated from Portfolio          (193,743)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  70,411
---------------------------------------------------
Expenses
---------------------------------------------------
Management fee                            $  33,561
Trustees' fees and expenses                     203
Distribution and service fees
   Class A                                   36,977
   Class B                                   60,292
Transfer and dividend disbursing agent
   fees                                      32,725
Registration fees                            29,665
Legal and accounting services                20,001
Custodian fee                                12,196
Printing and postage                         10,608
Miscellaneous                                 4,971
---------------------------------------------------
TOTAL EXPENSES                            $ 241,199
---------------------------------------------------
Deduct --
   Allocation of expenses to the
      Investment Adviser                  $   4,976
   Allocation of expenses to the Manager      3,317
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   8,293
---------------------------------------------------

NET EXPENSES                              $ 232,906
---------------------------------------------------

NET INVESTMENT LOSS                       $(162,495)
---------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $25,037)     $(446,874)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 (50,231)
---------------------------------------------------
NET REALIZED LOSS                         $(497,105)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 752,194
   Foreign currency and forward foreign
      currency exchange contracts             9,389
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 761,583
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 264,478
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 101,983
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (162,495) $         (65,013)
   Net realized gain (loss)                        (497,105)           104,944
   Net change in unrealized appreciation
      (depreciation)                                761,583           (137,893)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $         101,983  $         (97,962)
------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                             $      16,126,130  $       1,657,963
      Class B                                     4,554,014            515,324
   Cost of shares redeemed
      Class A                                    (9,952,958)        (1,004,328)
      Class B                                    (2,317,985)        (1,431,055)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $       8,409,201  $        (262,096)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       8,511,184  $        (360,058)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       8,741,055  $       9,101,113
------------------------------------------------------------------------------
AT END OF YEAR                            $      17,252,239  $       8,741,055
------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $          (7,204) $          (3,009)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS A
                                  --------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.850     $10.930     $14.680     $ 8.060     $11.970
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss               $(0.079)    $(0.048)    $(0.268)    $(0.112)    $(0.146)
Net realized and unrealized
   gain (loss)                      0.739      (0.032)     (3.482)      6.732      (3.764)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.660     $(0.080)    $(3.750)    $ 6.620     $(3.910)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $11.510     $10.850     $10.930     $14.680     $ 8.060
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      6.08%      (0.73)%    (25.54)%     82.13%     (32.66)%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $10,343     $ 4,136     $ 3,511     $ 4,482     $ 3,066
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   2.95%       3.23%       3.26%       3.02%       3.25%
   Net expenses after
      custodian fee
      reduction(2)                   2.95%       2.95%       2.92%       2.95%       2.95%
   Net investment loss              (0.99)%     (0.46)%     (2.12)%     (1.02)%     (1.34)%
Portfolio Turnover of the
   Portfolio                           76%        125%         65%         95%        117%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the
   Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       3.44%       3.59%       3.35%       4.70%       3.65%
   Expenses after custodian
      fee reduction(2)               3.44%       3.31%       3.01%       4.63%       3.35%
   Net investment loss              (1.48)%     (0.82)%     (2.21)%     (2.70)%     (1.74)%
Net investment loss per share     $(0.118)    $(0.086)    $(0.279)    $(0.296)    $(0.188)
------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                  --------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.610     $10.730     $14.510     $ 7.990     $11.910
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss               $(0.143)    $(0.129)    $(0.347)    $(0.159)    $(0.236)
Net realized and unrealized
   gain (loss)                      0.693       0.009      (3.433)      6.679      (3.684)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.550     $(0.120)    $(3.780)    $ 6.520     $(3.920)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $11.160     $10.610     $10.730     $14.510     $ 7.990
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      5.18%      (1.12)%    (26.05)%     81.60%     (32.91)%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 6,909     $ 4,605     $ 5,590     $ 6,866     $ 4,064
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   3.45%       3.73%       3.75%       3.47%       3.70%
   Net expenses after
      custodian fee
      reduction(2)                   3.45%       3.45%       3.41%       3.40%       3.40%
   Net investment loss              (1.48)%     (0.97)%     (2.60)%     (1.59)%     (1.79)%
Portfolio Turnover of the
   Portfolio                           76%        125%         65%         95%        117%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the
   Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       3.97%       4.09%       3.84%       5.15%       4.10%
   Expenses after custodian
      fee reduction(2)               3.97%       3.81%       3.50%       5.08%       3.80%
   Net investment loss              (2.00)%     (1.33)%     (2.69)%     (3.27)%     (2.19)%
Net investment loss per share     $(0.193)    $(0.177)    $(0.359)    $(0.327)    $(0.289)
------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes had a capital loss carryover of $3,255,796 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $2,411,579, $410,083 and $434,134 expires on December 31, 2006, 2009 and 2010, respectively. At December 31, 2002, net capital losses of $242 and net currency losses of $7,204 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      1,329,244      154,248
    Redemptions                                 (811,570)     (94,413)
    ------------------------------------------------------------------
    NET INCREASE                                 517,674       59,835
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        388,409       49,686
    Redemptions                                 (203,515)    (136,590)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      184,894      (86,904)
    ------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended December 31, 2002 the Fund received $9,878 in redemption fees on Class A shares.

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 2002, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $33,561. To reduce the net investment loss of the Fund, the Manager was allocated $3,317 of the Fund's operating expenses. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. To reduce the net investment loss of the Fund, the Adviser was allocated $4,976 of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002, no significant amounts have been earned .

5 Distribution Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $29,683 and $45,219 for Class A and Class B shares, respectively, to EVD for the year ended December 31, 2002, representing 0.40% and 0.75% of average daily net assets for Class A and Class B shares, respectively. At December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $302,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and 0.25% per annum of the Fund's average daily net assets

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   attributable to Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Fund paid or accrued service fees to EVD for the year ended December 31, 2002 in the amounts $7,294 and $15,073 for Class A shares and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $24,000 of CDSC paid by shareholders for Class B shares for the year ended December 31, 2002. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value because the purchase amount was $1 million or more. Investors who purchase Class A shares of the fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the fund but will be subject to a 1.00% redemption fee if they are redeemed within the first three months after the settlement of the purchase.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $20,993,604 and $12,427,338, respectively, for the year ended December 31, 2002.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE
SPECIAL INVESTMENT TRUST AND SHAREHOLDERS
OF EATON VANCE EMERGING MARKETS FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Fund (the Fund) (one of the series constituting Eaton Vance Special Investment Trust) as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance Emerging Markets Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.6%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Aerospace and Defense -- 1.6%
---------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica S.A. ADR                            20,000   $    318,000
Aircraft manufacturer
---------------------------------------------------------------------
                                                         $    318,000
---------------------------------------------------------------------
Automotive -- 0.6%
---------------------------------------------------------------------
Tata Engineering and Locomotive Co.,
Ltd. GDR(1)                                     34,482   $    117,928
Indian auto producer and distributor
---------------------------------------------------------------------
                                                         $    117,928
---------------------------------------------------------------------
Banks and Money Services -- 10.0%
---------------------------------------------------------------------
Hansabank Ltd.                                  44,654   $    748,215
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR(1)                           19,300        259,778
A private sector bank in India
Kiatnakin Finance Public Co., Ltd.             326,000        245,539
Non-bank lender in Thailand
Kookmin Bank                                    11,800        417,858
Korean bank
OTP Bank Rt. GDR                                17,210        337,316
Bank in Hungary
---------------------------------------------------------------------
                                                         $  2,008,706
---------------------------------------------------------------------
Beverages -- 1.5%
---------------------------------------------------------------------
Grupo Continental SA                           183,451   $    299,296
The company manufactures, markets, and
distributes non-alcoholic beverages
bearing trademarks of the Coca-Cola
Company
---------------------------------------------------------------------
                                                         $    299,296
---------------------------------------------------------------------
Chemicals -- 2.0%
---------------------------------------------------------------------
Reliance Industries Ltd.                        33,100   $    409,612
A major player in the Indian
petrochemicals sector
---------------------------------------------------------------------
                                                         $    409,612
---------------------------------------------------------------------
Computers -- 1.6%
---------------------------------------------------------------------
Advantech Co., Ltd.                            177,000   $    319,264
Industrial automation, network computing
and embedded computing
---------------------------------------------------------------------
                                                         $    319,264
---------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Conglomerates -- 4.5%
---------------------------------------------------------------------
Asian Property Development Public Co.,
Ltd.(1)                                        267,000   $    259,884
Property development company in Thailand
which deals with residential property in
Bangkok
Italian-Thai Development Public
Company Ltd.(1)                                470,000        247,254
Construction company
SP Setia                                       616,500        397,480
Prime developer with projects located in
fast growing areas such as Selangor,
Johor and Kuala Lumpur
---------------------------------------------------------------------
                                                         $    904,618
---------------------------------------------------------------------
Drugs -- 0.9%
---------------------------------------------------------------------
EGIS Rt.                                         2,875   $    177,666
Generic drug maker
---------------------------------------------------------------------
                                                         $    177,666
---------------------------------------------------------------------
Electric - Integrated -- 3.8%
---------------------------------------------------------------------
CLP Holdings Ltd.                               85,000   $    342,243
Power supplier for nearly 75% of Hong
Kong population
Hong Kong Electric                             114,000        431,234
Generates and supplies electricity and
provides engineering consultancy and
project
management services
---------------------------------------------------------------------
                                                         $    773,477
---------------------------------------------------------------------
Engineering -- 1.6%
---------------------------------------------------------------------
Gamuda                                         223,000   $    322,763
A Malaysian company which manufactures
and supplies road surfacing materials,
operates quarry and road laying projects
---------------------------------------------------------------------
                                                         $    322,763
---------------------------------------------------------------------
Food and Beverages -- 7.4%
---------------------------------------------------------------------
Fomento Economico Mexicano S.A.
de C.V. ADR                                     14,500   $    528,090
Mexican conglomerate with interests in
the beer consumption market, Coca-Cola
FEMSA, convenience store chains, and
beverage & seafood cans
Hite Brewery Co., Ltd.                           8,100        335,323
Korean brewer
President Chain Store Corp.                    158,766        240,555
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
Vina Concha y Toro ADR                          11,500        388,930
Wine producer/exporter
---------------------------------------------------------------------
                                                         $  1,492,898
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Healthcare Products -- 1.8%
---------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.              120,000   $    354,978
Manufacturer of medical equipment
including wheelchairs
---------------------------------------------------------------------
                                                         $    354,978
---------------------------------------------------------------------
Household Products -- 1.5%
---------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.          129,000   $    295,016
Pulp and household paper provider
---------------------------------------------------------------------
                                                         $    295,016
---------------------------------------------------------------------
Insurance -- 5.6%
---------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    1,168,000   $    595,341
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             9,650        527,229
Korean non-life insurance company
---------------------------------------------------------------------
                                                         $  1,122,570
---------------------------------------------------------------------
Leisure and Tourism -- 1.6%
---------------------------------------------------------------------
Genting Berhad                                  94,200   $    332,179
Tourism/Gaming company
---------------------------------------------------------------------
                                                         $    332,179
---------------------------------------------------------------------
Machinery -- 2.4%
---------------------------------------------------------------------
Siam Cement Co. Ltd.                            16,700   $    483,778
Industrial and building material
producer in Thailand
---------------------------------------------------------------------
                                                         $    483,778
---------------------------------------------------------------------
Mining -- 11.9%
---------------------------------------------------------------------
Antofagasta PLC                                 39,600   $    398,376
Chilian copper mining company
Gold Fields Ltd.                                49,600        693,897
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,279        845,226
A mining company that produces gold
Highland Gold Mining Ltd.(1)                   135,507        461,307
Russian gold mining company
---------------------------------------------------------------------
                                                         $  2,398,806
---------------------------------------------------------------------
Office Automation and Equipment -- 3.1%
---------------------------------------------------------------------
Sindo Ricoh Co.                                 11,200   $    618,524
Manufacturer of photocopiers and other
office equipment
---------------------------------------------------------------------
                                                         $    618,524
---------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.9%
---------------------------------------------------------------------
OAO Gazprom ADR                                 28,100   $    331,580
Large natural gas company in terms of
reserves, transportation and production,
and a major supplier of natural gas to
Europe
Yukos ADR                                        3,300        462,759
Produces, explores and refines oil and
gas reserves in Russia
---------------------------------------------------------------------
                                                         $    794,339
---------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.3%
---------------------------------------------------------------------
CNOOC Ltd.                                     321,000   $    417,789
Explores, develops and produces crude
oil and natural gas in Hong Kong
Teton Petroleum Co.(1)(2)                    1,057,269        240,000
Russian oil exploration and production
company
---------------------------------------------------------------------
                                                         $    657,789
---------------------------------------------------------------------
Publishing -- 1.4%
---------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
A.S.(1)                                    111,523,000   $    290,930
Turkey's most widely read newspaper
---------------------------------------------------------------------
                                                         $    290,930
---------------------------------------------------------------------
Retail -- 1.6%
---------------------------------------------------------------------
Wal-Mart de Mexico S.A.                        140,000   $    319,770
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
---------------------------------------------------------------------
                                                         $    319,770
---------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 2.2%
---------------------------------------------------------------------
KEC Corp.                                       13,500   $    455,293
Manufactures electrical goods and
produces signal and power transistors
and other components used in mobile
phones and automobiles
---------------------------------------------------------------------
                                                         $    455,293
---------------------------------------------------------------------
Telephone - Integrated -- 7.3%
---------------------------------------------------------------------
AS Eesti Telekom GDR                            30,000   $    558,000
Estonia's fixed line and mobile telecom
provider
Mobile Telesystems ADR(1)                       10,298        382,468
Provides telecommunication services
including Internet and network services
in Russia
PT Telekomunikasi Indonesia                  1,240,000        533,408
Indonesia's fixed line operation
---------------------------------------------------------------------
                                                         $  1,473,876
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Tobacco -- 3.5%
---------------------------------------------------------------------
British American Tobacco Malaysia Berhad        33,600   $    313,895
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A.                       78,620        395,765
Tobacco producers (part of BAT group)
---------------------------------------------------------------------
                                                         $    709,660
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,527,429)                         $ 17,451,736
---------------------------------------------------------------------

PREFERRED STOCKS -- 1.3%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Automotive -- 1.3%
---------------------------------------------------------------------
Hyundia Motor Co., Ltd.                         26,000   $    263,058
Car manufacturer
---------------------------------------------------------------------
                                                         $    263,058
---------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $288,257)                            $    263,058
---------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.0%
---------------------------------------------------------------------
Teton Petroleum Co.(1)(2)                      960,000   $          0
Russian oil exploration and production
company
---------------------------------------------------------------------
                                                         $          0
---------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                  $          0
---------------------------------------------------------------------
Total Investments -- 87.9%
   (identified cost $14,815,686)                         $ 17,714,794
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 12.1%                  $  2,437,412
---------------------------------------------------------------------
Net Assets -- 100.0%                                     $ 20,152,206
---------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt.

 (1)  Non-income producing security.
 (2)  Priced by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                            3.5%   $  713,765
India                                             3.9       787,318
Estonia                                           6.5     1,306,215
Thailand                                          6.1     1,236,455
Republic of Korea                                13.0     2,617,285
Hungary                                           2.6       514,982
Mexico                                            7.2     1,442,172
Taiwan                                            4.5       914,797
Malaysia                                          6.8     1,366,317
Hong Kong                                         8.9     1,786,607
Chile                                             1.9       388,930
United Kingdom                                    4.3       859,683
South Africa                                      7.6     1,539,123
Russia                                            5.9     1,176,807
United States                                     1.2       240,000
Turkey                                            1.4       290,930
Indonesia                                         2.6       533,408

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,815,686)         $17,714,794
Cash                                        2,416,661
Foreign currency, at value
   (identified cost, $34,816)                  34,846
Receivable from the Administrator               1,300
Interest and dividends receivable              14,599
Tax reclaim receivable                            396
Prepaid expenses                                   44
-----------------------------------------------------
TOTAL ASSETS                              $20,182,640
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     1,275
Accrued expenses                               29,159
-----------------------------------------------------
TOTAL LIABILITIES                         $    30,434
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $20,152,206
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,253,006
Net unrealized appreciation (computed on
   the basis of identified cost)            2,899,200
-----------------------------------------------------
TOTAL                                     $20,152,206
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $43,613)                               $  351,919
Interest                                       8,990
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  360,909
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  134,146
Administration fee                            44,668
Trustees' fees and expenses                    5,092
Custodian fee                                 93,959
Legal and accounting services                 54,718
Miscellaneous                                  4,691
----------------------------------------------------
TOTAL EXPENSES                            $  337,274
----------------------------------------------------
Deduct --
   Waiver of investment adviser fee and
      reimbursement of expenses
      by the Investment Adviser           $   52,055
   Waiver of administration fee and
      reimbursement of expenses
      by the Administrator                    27,183
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   79,238
----------------------------------------------------

NET EXPENSES                              $  258,036
----------------------------------------------------

NET INVESTMENT INCOME                     $  102,873
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $34,178)     $ (455,082)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (67,187)
----------------------------------------------------
NET REALIZED LOSS                         $ (522,269)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,139,761
   Foreign currency and forward foreign
      currency exchange contracts              5,361
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,145,122
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  622,853
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  725,726
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $         102,873  $         108,602
   Net realized loss                               (522,269)          (519,134)
   Net change in unrealized appreciation
      (depreciation)                              1,145,122            454,871
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         725,726  $          44,339
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      22,230,752  $       2,182,206
   Withdrawals                                  (16,400,883)        (3,489,136)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       5,829,869  $      (1,306,930)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       6,555,595  $      (1,262,591)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      13,596,611  $      14,859,202
------------------------------------------------------------------------------
AT END OF YEAR                            $      20,152,206  $      13,596,611
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                    2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.44%       1.93%       1.69%       1.42%      1.71%
   Net expenses after
      custodian fee reduction        1.44%       1.69%       1.38%       1.35%      1.41%
   Net investment income
      (loss)                         0.57%       0.78%      (0.56)%      0.45%      0.37%
Portfolio Turnover                     76%        125%         65%         95%       117%
-----------------------------------------------------------------------------------------
TOTAL RETURN(1)                      7.30%       1.03%         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $20,152     $13,597     $14,859     $14,472     $7,877
-----------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment
   Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.88%                   1.76%       2.42%      1.87%
   Expenses after custodian
      fee reduction                  1.88%                   1.45%       2.35%      1.57%
   Net investment income
      (loss)                         0.13%                  (0.63)%     (0.55)%     0.21%
-----------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, Eaton Vance Emerging Markets Fund held an approximate 86% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the adviser fee was 0.75% of average daily net assets and amounted to $134,146. To reduce the net operating loss of the Portfolio, the investment adviser waived $39,036 of its investment advisor fee and was allocated $13,019 of the Portfolio's operating expenses. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the administration fee was 0.25% of average daily net assets and amounted to $44,668. To reduce the net operating loss of the Portfolio, the manager waived $18,503 of its administration fee and was allocated $8,680 of the Portfolio's operating expenses. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,058,380 and $12,468,399, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 14,815,686
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,835,854
    Gross unrealized depreciation                 (936,746)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,899,108
    ------------------------------------------------------

   The net appreciation on foreign currency is $92.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   December 31, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation,

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2002, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, "EVD" means Eaton Vance Distributors, Inc., "LGM" means Lloyd George Management (B.V.I.) Limited and "Lloyd George" means Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.              Trustee of          Since 1998      President and Chief              185                    None
 Bibliowicz              the Trust                           Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41               Trust and the     Trust since 1989;   Chief Executive Officer
                      Portfolio; Vice     Trustee and Vice   of EVC, EV, EVM and
                      President of the    President of the   BMR; Director of EV;
                         Portfolio        Portfolio since    Vice President and
                                                1994         Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolio.

 Hon. Robert Lloyd      Trustee and          Since 1994      Chief Executive Officer           5                     None
 George               President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Edward K.Y. Chen        Trustee of          Since 1994      President of Lingnan              5            Director of First
 1/14/45               the Portfolio                         University in Hong                             Pacific Company, Asia
                                                             Kong.                                          Satellite
                                                                                                            Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                            Holdings Limited
                                                                                                            (property management
                                                                                                            and communications)

 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                 Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1996      and communications                             portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                              and Telect, Inc.
                                             since 1994      Harvard University                             (telecommunication
                                                             Graduate School of                             services company)
                                                             Business
                                                             Administration.

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).
 Lynn A. Stout           Trustee of          Since 1998      Professor of Law,                185                   None
 9/14/57                 the Trust                           University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center
 Jack L. Treynor         Trustee of          Since 1989      Investment Adviser and           170                   None
 2/21/30                 the Trust                           Consultant.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.
 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 William Walter      Vice President of       Since 1994      Director, Finance Director and
 Raleigh Kerr          the Portfolio                         Chief Operating Officer of
 8/17/50                                                     Lloyd George. Director of LGM.
                                                             Officer of 4 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.
 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.
 Kristin S.             Treasurer of       Since 2002(2)     Assistant Vice President of
 Anagnost              the Portfolio                         EVM and BMR. Officer of 109
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.
 James L. O'Connor   Treasurer of Trust      Since 1989      Vice President of BMR, EVM and
 4/1/45                                                      EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022





                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:



- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


132-2/03                                                                   EMSRC